FAIR VALUE CHANGES OF INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE CHANGES OF INVESTMENT
Schedule of information about the reconciliation of the Level 3 fair value measurements of available-for-sale debt securities

RMB
Balance at January 1, 2016	—
Initial recognition	126,716
Unrealized gain	38,501
Balance at December 31, 2016	165,217
Unrealized gain	147,602
Balance at December 31, 2017	312,819
Unrealized gain	155,387
Sale of debt securities	(19,430)
Balance at December 31, 2018	448,776